Summary of Significant Accounting Policies (Details 1) - USD ($) $ in Thousands	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2014
Accumulated Other Comprehensive Income (Loss) [Line Items]
Foreign currency translation adjustment	$ (21,762)	$ (19,293)		$ (5,290)
Unrealized loss on financial derivatives		(2,344)		(2,130)
Tax effect		917		841
Unrealized loss on financial derivatives, net	(1,027)	(1,427)		(1,289)
Accumulated other comprehensive (loss) gain	$ (22,789)	$ (20,720)	$ (9,803)	$ (6,579)